Shareholders' equity and share-based payments - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 € / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 € / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 € / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 1.61	€ 1.51	$ 2.42	€ 2.23	$ 1.65	€ 1.51	$ 4.04	$ 3.88
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 1.60	€ 1.51	$ 2.40	€ 2.21	$ 1.64	€ 1.51	$ 4.02	$ 3.86